TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax for the year
Current tax for the year	$ 500	$ 600	$ 400
Adjustments related to previous years	(100)	(100)	100
Adjustment of deferred tax	(7,300)	(100)
Income tax charge for the year	(6,900)	400	500
Tonnage tax charge for the year	1,000	900	900
Total	$ (5,911)	$ 1,344	$ 1,415